STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 1,152,479	$ 659,788
Less: Cost of Goods Sold	(1,271,808)	(716,077)
Gross Deficit	(119,329)	(56,289)
Operating Expenses:
General and administrative	(3,886,960)	(2,796,669)
Sales and marketing	(2,047,069)	(2,059,012)
Research and development	(662,184)	(524,692)
Related party management fee	(140,000)	(140,000)
Total Operating Expenses	(6,736,213)	(5,520,373)
Other Income (Expense)	195,150
Interest Expense	(3,036)	(105,171)
Total Other Income (Expense), net	192,114	(105,171)
Net Loss	$ (6,663,428)	$ (5,681,833)
Weighted average number of shares outstanding	10,515,995	6,528,959
Loss per share, basic	$ (0.63)	$ (0.87)
Loss per share, diluted	$ (0.63)	$ (0.87)